Consolidated Statements Of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Revenues
Service	$ 152,345	$ 145,597	$ 148,884
Equipment	18,411	14,949	14,902
Total operating revenues	170,756	160,546	163,786
Operating Expenses
Equipment	19,786	18,709	18,757
Broadcast, programming and operations	26,727	21,159	19,851
Other cost of revenues (exclusive of depreciation and amortization shown separately below)	32,906	37,942	38,582
Selling, general and administrative	36,765	35,465	36,845
Asset abandonments and impairments	46	2,914	361
Depreciation and amortization	28,430	24,387	25,847
Total operating expenses	144,660	140,576	140,243
Operating Income	26,096	19,970	23,543
Other Income (Expense)
Interest expense	(7,957)	(6,300)	(4,910)
Equity in net income (loss) of affiliates	(48)	(128)	98
Other income (expense) - net	6,782	1,597	1,081
Total other income (expense)	(1,223)	(4,831)	(3,731)
Income Before Income Taxes	24,873	15,139	19,812
Income tax (benefit) expense	4,920	(14,708)	6,479
Net Income	19,953	29,847	13,333
Less: Net Income Attributable to Noncontrolling Interest	(583)	(397)	(357)
Net Income Attributable to AT&T	$ 19,370	$ 29,450	$ 12,976
Basic Earnings Per Share Attributable to AT&T	$ 2.85	$ 4.77	$ 2.1
Diluted Earnings Per Share Attributable to AT&T	$ 2.85	$ 4.76	$ 2.1